UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2017 (unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.26%
Corporate-Backed Revenue Bonds – 1.81%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,435,000	$1,413,561
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	1,790,842
		3,204,403
Education Revenue Bonds – 20.94%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,301,699
City of Bethel, Minnesota
(Spectrum High School Project) Series A 4.00% 7/1/37	750,000	739,950
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,255
Series A 5.00% 7/1/45	230,000	233,466
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,089,880
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,032,630
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	634,163
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	238,429
Series A 5.00% 7/1/47	710,000	711,938
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	664,508
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	172,702
Series A 5.00% 7/1/44	495,000	503,539
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	385,000	380,368
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,017,340
Series A 5.00% 7/1/47	800,000	806,208
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	809,800
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,663,755

NQ-313 [11/17] 1/18 (364512)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) 4.00% 3/1/37	635,000	$676,389
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	857,565
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	268,463
4.00% 5/1/25	200,000	211,954
4.00% 5/1/26	100,000	105,459
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	365,219
Series 7-Q 5.00% 10/1/26	280,000	312,472
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	244,943
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	240,297
Series 8-G 5.00% 12/1/32	205,000	239,331
Series 8-N 4.00% 10/1/34	800,000	862,240
Series 8-N 4.00% 10/1/35	590,000	633,536
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	774,855
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	329,340
Series B 5.00% 10/1/39	770,000	843,489
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,051,260
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,466,183
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	931,309
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	517,148
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,699,443
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	269,924
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	521,450
Series A 6.00% 9/1/51	500,000	527,050
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,274,597
Series A 4.125% 9/1/47	500,000	501,980
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	453,615
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,561,905

2     NQ-313 [11/17] 1/18 (364512)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	$2,499,655
Series A 5.00% 9/1/40	900,000	1,071,144
Series A 5.00% 9/1/41	1,370,000	1,629,218
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,801,500
		37,004,563
Electric Revenue Bonds – 8.37%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,626,225
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	407,232
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	562,010
Series A 5.00% 12/1/26	360,000	405,590
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	193,441
5.00% 10/1/47	745,000	851,669
Series A 5.00% 10/1/28	500,000	583,770
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	594,095
5.00% 1/1/28	500,000	586,090
5.00% 1/1/29	470,000	547,949
5.00% 1/1/33	225,000	260,707
5.00% 1/1/34	200,000	230,880
Series A 5.00% 1/1/24	335,000	382,744
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	528,606
Series A 5.00% 12/1/35	500,000	586,035
Series A 5.00% 12/1/36	520,000	608,130
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	456,368
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	576,735
Series A 5.00% 1/1/33	1,750,000	2,010,015
Series A 5.00% 1/1/34	450,000	515,489
Series A 5.00% 1/1/40	2,000,000	2,275,320
		14,789,100
Healthcare Revenue Bonds – 27.79%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	410,388

NQ-313 [11/17] 1/18 (364512)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	$1,040,840
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	541,359
4th Tier Series D 7.00% 1/1/37	515,000	509,093
4th Tier Series D 7.25% 1/1/52	1,500,000	1,506,795
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,775,000	1,789,608
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	734,085
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,544,355
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	865,283
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	879,300
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	338,249
Series A 5.00% 4/1/40	315,000	317,763
Series A 5.00% 4/1/48	185,000	185,931
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	827,460
6.00% 6/15/39	1,000,000	1,110,520
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	190,398
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	764,430
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	450,347
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,183,194
5.00% 5/1/26	1,300,000	1,538,563

4     NQ-313 [11/17] 1/18 (364512)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/29	500,000	$580,095
(North Memorial Health Care) 5.00% 9/1/30	610,000	689,648
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,305
Series A 5.00% 11/15/34	500,000	573,770
Series A 5.00% 11/15/44	1,000,000	1,130,830
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	219,775
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,765,671
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	495,261
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,555,920
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,380
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	195,125
Series A 6.875% 12/1/48	800,000	911,416
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,849,070
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	395,259
5.00% 7/1/27	245,000	278,820
5.00% 7/1/28	225,000	255,112
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,213,013
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	835,065
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	136,579
5.00% 9/1/34	105,000	116,240
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	16,119
Series A 4.00% 5/1/37	1,440,000	1,524,413

NQ-313 [11/17] 1/18 (364512)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	$674,644
Series A 5.00% 11/15/47	485,000	559,399
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	1,388,798
Series A 5.00% 7/1/29	1,000,000	1,155,110
Series A 5.00% 7/1/32	900,000	1,026,369
Series A 5.00% 7/1/33	1,540,000	1,750,641
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,705,882
Series A 5.15% 11/1/42	775,000	778,697
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	995,140
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,146
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,537,155
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	272,875
Series A 5.75% 11/1/39	590,000	619,636
Series A 6.00% 5/1/47	920,000	968,042
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,301,900
		49,108,281
Housing Revenue Bonds – 1.40%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	315,000	315,088
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	12,966	12,986
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	115,045
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,287,444

6     NQ-313 [11/17] 1/18 (364512)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$750,195
		2,480,758
Lease Revenue Bonds – 2.85%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,987,615
Series A 5.00% 6/1/43	1,000,000	1,133,580
Series B 5.00% 3/1/21	250,000	275,990
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,630,688
		5,027,873
Local General Obligation Bonds – 10.72%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,689,322
Duluth
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,170,560
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	482,970
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,617,843
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,149
Hennepin County
Series A 5.00% 12/1/26	750,000	925,987
Series A 5.00% 12/1/36	1,500,000	1,779,060
Series C 5.00% 12/1/37	2,500,000	2,958,525
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,177,960
Series A 5.00% 2/1/29	1,000,000	1,169,320
Series A 5.00% 2/1/30	445,000	517,806
Series A 5.00% 2/1/31	1,000,000	1,157,930
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,080,375
Series C 4.00% 3/1/32	1,000,000	1,113,450
		18,949,257
Pre-Refunded/Escrowed to Maturity Bonds – 11.69%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/46-19§	1,650,000	1,826,814

NQ-313 [11/17] 1/18 (364512)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	$598,000
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series A
5.00% 12/15/24-17§	1,000,000	1,001,230
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	1,994,734
Series B 6.50% 11/15/38-18 (AGC)§	40,000	41,948
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,018,170
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University) Series 6-U 4.75% 10/1/33-18§	825,000	848,199
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,102,370
Series A 7.375% 12/1/41-19§	375,000	417,049
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27 §	1,500,000	1,507,650
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,580,910
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,136,468
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,763,670
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	333,988
Series A 5.00% 11/15/30-25§	205,000	248,973
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,046,550
Series A 5.25% 12/1/28-20§	1,500,000	1,657,920
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,500,000	1,533,795
		20,658,438

8     NQ-313 [11/17] 1/18 (364512)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.00%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	$1,504,755
Series B 5.00% 12/15/24	1,000,000	1,002,850
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	264,387
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	203,686
4.00% 3/1/30	260,000	262,439
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	716,933
4.00% 3/1/27	650,000	648,973
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	699,582
		5,303,605
State General Obligation Bonds – 5.78%
Minnesota
Series A 5.00% 8/1/24	500,000	595,810
Series A 5.00% 8/1/27	2,175,000	2,619,005
Series A 5.00% 8/1/29	1,000,000	1,192,440
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,104,087
Series D 5.00% 8/1/26	1,000,000	1,228,470
Series D 5.00% 8/1/27	1,000,000	1,224,030
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,253,151
		10,216,993
Transportation Revenue Bonds – 3.25%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,481,811
Series C 5.00% 1/1/46	185,000	214,359
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,094,350
Series A 5.00% 1/1/32	500,000	573,070
Series B 5.00% 1/1/29	2,130,000	2,370,008
		5,733,598
Water & Sewer Revenue Bonds – 1.66%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	642,844
5.00% 1/1/46	515,000	565,583

NQ-313 [11/17] 1/18 (364512)     9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	$1,720,725
		2,929,152
Total Municipal Bonds (cost $171,334,421)		175,406,021

Total Value of Securities – 99.26%
(cost $171,334,421)		175,406,021
Receivables and Other Assets Net of Liabilities – 0.74%		1,315,972
Net Assets Applicable to 16,390,630 Shares Outstanding – 100.00%		$176,721,993

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $3,871,375, which represents 2.19% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral

See accompanying notes.

10     NQ-313 [11/17] 1/18 (364512)

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-313 [11/17] 1/18 (364512)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$175,406,021

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-313 [11/17] 1/18 (364512)

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.00%
Corporate Revenue Bonds – 18.97%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,999,820
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	36,040,000	34,328,460
Series A-2 6.00% 6/1/42	3,100,000	2,963,848
Series A-2 6.50% 6/1/47	13,105,000	13,039,606
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,333,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,431,100
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,084,540
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,093,480
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	2,520,000	2,734,477
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	5,000,000	5,000,000
(Asset-Backed) 5.75% 6/1/47	10,145,000	10,221,087
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	3,914,027
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,400,150
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,205,340
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,264,678
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,270,054
6.00% 6/1/28	1,455,000	1,637,239
6.25% 6/1/24	2,635,000	2,773,179
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,384,960

NQ-425 [11/17] 1/18 (364546)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corporation Projects)
3.50% 11/1/32	2,205,000	$2,210,446
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	46,466
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	556,499
Mission, Texas Economic Development Corporation
Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,719,780
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,549,150
Series B 6.50% 11/1/39	2,500,000	3,549,150
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels, Llc Project)
144A 5.875% 12/15/27 (AMT)#	4,000,000	4,305,240
144A 6.25% 12/15/37 (AMT)#	7,000,000	7,620,060
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,377,320
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,443,558
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
5.65% 10/1/28 (AMT)	4,750,000	4,735,987
5.75% 10/1/36 (AMT)	5,020,000	5,017,189
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,860,670
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,126,600
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,778,190
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	541,675
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,201,600

2     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	$2,814,900
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	14,363,889
5.25% 12/1/27	2,235,000	2,677,038
5.25% 12/1/28	1,050,000	1,265,439
5.50% 12/1/29	765,000	943,383
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,849,981
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,472,228
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,761,285
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	21,930,000	21,194,687
TSASC, New York
Series A 5.00% 6/1/41	705,000	787,365
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,169,160
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,267,480
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,419,779
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,949,050
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,950,380
		234,604,669
Education Revenue Bonds – 13.48%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	840,735
144A 6.00% 7/1/47 #	4,735,000	5,080,418
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	792,307
Series A 144A 5.375% 7/1/50 #	1,000,000	1,060,190
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,289,920
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,099,080

NQ-425 [11/17] 1/18 (364546)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	$706,293
Series A 5.00% 6/15/46	1,325,000	1,331,784
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,015,110
5.50% 11/1/44	2,500,000	2,606,150
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,050,880
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,704,480
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,417,440
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,617,300
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,755,097
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,352,450
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,698,720
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	990,380
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	651,520
Series A 144A 5.00% 8/1/40 #	605,000	664,260
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	979,070
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,794,853
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,823,343
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,091,000
6.00% 10/1/49	720,000	781,927
California State University
(Systemwide)
Series A 5.00% 11/1/26	3,250,000	4,041,927
Series A 5.00% 11/1/27	2,300,000	2,862,258
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,153,149

4     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 144A
5.00% 11/1/41 #	1,875,000	$2,052,787
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,575,120
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	871,723
5.625% 2/1/45	1,500,000	1,496,760
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,303,540
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,528,230
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	512,345
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,012,850
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	719,005
5.00% 6/1/46	820,000	829,045
5.00% 6/1/51	1,035,000	1,044,263
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,654,175
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,552,425
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,097,110
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,490,370
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,132,280
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,194,880
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,043,770
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	665,455
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	548,734
Series B 144A 4.87% 7/1/49 #^	2,888,155	330,983

NQ-425 [11/17] 1/18 (364546)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	$1,055,820
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,049,740
(Rogers Park Montessori)
6.00% 2/1/34	675,000	708,163
6.125% 2/1/45	1,800,000	1,858,878
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,105,070
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,009,370
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,664,200
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,649,205
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,760,489
Series A 144A 6.00% 6/15/52 #	1,530,000	1,586,488
Maricopa County, Arizona Industrial Development
Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,554,975
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,021,190
Massachusetts State Development Finance Agency
Revenue
(UMass Boston Student Housing Project) Series 2016
5.00% 10/1/48	3,605,000	3,946,393
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,021,900
Series A 144A 6.00% 9/15/45 #	1,000,000	1,028,660

6     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	$914,112
(Public School Academy University Learning)
7.50% 11/1/40	1,000,000	1,049,510
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	964,887
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,652,579
Series A 144A 5.125% 12/15/45 #	2,515,000	2,573,952
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42	1,500,000	1,614,015
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,373,587
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,158,647
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,280,600
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 1.545%
(LIBOR03M + 0.67%) 7/1/39 (SGI)●	2,400,000	1,940,568
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,424,820
(Discovery Charter School Project)
5.875% 4/1/32	450,000	467,015
6.25% 4/1/37	200,000	209,550
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,042,220
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,627,984
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,123,470
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,717,054
Phoenix, Arizona Industrial Development Authority
Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,137,440
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,070,020

NQ-425 [11/17] 1/18 (364546)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority
Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	$1,041,250
5.625% 9/1/42	600,000	620,466
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	454,009
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,183,620
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,766,560
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	675,704
Series A 5.00% 8/15/46	1,000,000	1,013,300
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,068,104
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,486,042
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,042,900
Series A 6.00% 9/1/51	3,000,000	3,162,300
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,388,840
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,604,247
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,169,980
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,077,640
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	619,562
		166,644,986
Electric Revenue Bonds – 0.54%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,186,164

8     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	$4,529,000
		6,715,164
Healthcare Revenue Bonds – 27.56%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,839,535
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,171,090
Series A 8.00% 10/1/46	1,500,000	1,749,495
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,738,242
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,053,760
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,577,900
Series D 7.25% 1/1/52	7,290,000	7,323,024
Berks County, Pennsylvania Industrial Development
Authority
(Tower Health Project) 5.00% 11/1/50	1,500,000	1,668,375
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	165,681
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,067,893
5.75% 6/1/35	1,500,000	1,673,700
5.75% 6/1/45	2,500,000	2,761,225
6.00% 6/1/50	2,650,000	2,963,654
Board of Managers Joint Guadalupe County-City of
Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,134,320
Butler County, Ohio Port Authority
(Storypoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	670,209
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,358,418
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	558,345

NQ-425 [11/17] 1/18 (364546)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	$546,960
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,337,310
Series A 5.25% 12/1/29	3,000,000	3,376,560
Series A 144A 5.25% 12/1/56 #	3,000,000	3,271,560
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,772,550
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,567,425
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,893,800
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,390,263
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,067,657
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	1,043,780
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,750,000	3,428,625
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,897,400
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	558,875
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,110,520
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	780,967
Series A 144A 5.75% 12/1/35 #	1,150,000	1,192,447
Series A 144A 6.125% 12/1/45 #	1,200,000	1,266,216
Series A 144A 6.25% 12/1/50 #	560,000	591,679
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,030,630
Series A 144A 5.00% 9/1/53 #	1,500,000	1,538,340

10     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	$1,653,792
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	104,126
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,691,556
5.50% 2/15/52	4,405,000	4,894,660
5.50% 2/15/57	7,250,000	8,014,875
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,068,880
Series A 5.25% 9/1/29	500,000	548,650
Series A 5.25% 9/1/44	2,000,000	2,164,740
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,137,300
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,155,000	1,134,707
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	5,411,285
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	1,633,520
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,632,260
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	816,015
5.25% 11/15/51	1,350,000	1,314,509
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	5,947,260
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,345,363
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,371,883
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,105,620
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,586,288

NQ-425 [11/17] 1/18 (364546)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	$474,924
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,961,137
Series A 7.75% 5/15/30	500,000	557,255
Series A 8.00% 5/15/40	2,205,000	2,458,244
Series A 8.00% 5/15/46	1,500,000	1,670,010
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,782,899
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,342,200
Series A 144A 5.60% 1/1/56 #	2,700,000	2,534,220
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,054,950
5.50% 8/15/45	1,000,000	1,053,900
(Marquette Project) 5.00% 3/1/39	1,250,000	1,308,675
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,563,925
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,364,116
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Owensboro Health) Series A 5.00% 6/1/45	1,250,000	1,348,937
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,320,008
5.75% 11/15/45	2,500,000	2,542,925
5.75% 11/15/50	1,600,000	1,622,336
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,343,037
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,286,560
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,988,029
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,100,070
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,845,384

12     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	$5,513,238
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,096,690
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,680,000
(Medstar Health Issue) Series A 5.00% 5/15/45	1,000,000	1,124,900
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,661,775
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,870,917
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,087,820
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,582,969
5.375% 1/1/50	6,250,000	6,369,313
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,213,405
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,514,260
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	644,207
Series A1 5.00% 7/1/46	1,395,000	1,539,034
Series A1 5.00% 7/1/51	1,595,000	1,755,967
Series B 4.00% 7/1/31	635,000	651,224
Series B 4.25% 7/1/36	955,000	976,344
Series B 4.75% 7/1/51	1,915,000	2,006,997
Series B 5.00% 7/1/46	1,595,000	1,719,378
Series C 5.00% 7/1/31	250,000	266,307
Series C 5.25% 7/1/36	350,000	372,848
Series C 5.50% 7/1/46	1,250,000	1,331,663
Series C 5.75% 7/1/51	1,000,000	1,079,220
Series D 6.00% 7/1/26	150,000	145,311
Series D 7.00% 7/1/51	1,350,000	1,356,791
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,068,140

NQ-425 [11/17] 1/18 (364546)       13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	$1,048,208
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,787,425
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,933,010
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,590,350
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,188,330
144A 5.00% 12/1/45 #	800,000	861,536
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,587,929
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,051,680
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,900,000	3,965,286
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	343,613
Series A 7.50% 6/1/49	2,920,000	3,540,091
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,846,519
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51	1,445,000	1,078,447
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(The Children’s Hospital Of Philadelphia Project) Series
B 0.90% 7/1/41 ●	645,000	645,000
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,101,183
5.25% 4/1/47	2,000,000	2,122,480
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	228,312
Series A 144A 5.00% 6/1/36 #	960,000	971,251
Series A 144A 5.125% 6/1/48 #	1,375,000	1,392,463
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,488,301

14     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	$5,917,411
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,848,175
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,633,830
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	5,216,239
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	954,912
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	834,777
5.50% 12/1/43	1,250,000	1,346,787
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	617,328
Series A 5.125% 8/15/45	1,800,000	1,853,496
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	626,417
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,059,850
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,338,253
Series B 5.00% 11/15/46	3,000,000	3,345,510
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,066,228
6.75% 11/15/52	3,300,000	3,672,669
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	533,335
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,326,250
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,174,921
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	726,159
Series A 144A 5.00% 7/1/46 #	1,450,000	1,485,496

NQ-425 [11/17] 1/18 (364546)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/51 #	2,000,000	$2,041,880
(Heron’s Key)
Series A 144A 7.00% 7/1/45 #	1,750,000	1,879,377
Series A 144A 7.00% 7/1/50 #	2,000,000	2,141,520
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,022,350
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,037,640
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	283,370
Series A 5.75% 11/1/39	600,000	630,138
Series A 6.00% 5/1/47	920,000	968,042
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	854,944
Series A 5.00% 7/1/24	1,700,000	1,791,358
Series A 6.125% 7/1/39	750,000	801,510
Series A 6.25% 7/1/44	2,500,000	2,699,300
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	531,625
Series II-A 5.25% 12/1/36	500,000	533,960
Series II-A 5.375% 12/1/46	1,200,000	1,277,856
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,162,540
		340,875,045
Housing Revenue Bonds – 0.57%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,324,944
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,645,215
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	823,695
Series A 5.25% 5/15/49	3,000,000	3,285,720
		7,079,574
Lease Revenue Bonds – 4.93%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,295,699

16     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	$540,875
Series A 144A 6.875% 1/1/42 #	1,500,000	1,627,740
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,113,950
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	810,000	847,997
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,421,444
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	955,330
5.375% 2/1/41	4,000,000	3,883,200
Metropolitan Pier & Exposition Authority, Illinois
(Mccormick Place Expansion Project) Series A
5.00% 6/15/57	3,975,000	4,273,403
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,574,800
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,124,580
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	5,000,000	5,379,050
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,656,808
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,514,528
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,822,150
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,263,720
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	7,580,433
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,126,960
		61,002,667

NQ-425 [11/17] 1/18 (364546)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 4.25%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	$2,465,524
Series 2005D 5.50% 1/1/40	3,000,000	3,236,460
Series 2007E 5.50% 1/1/42	2,150,000	2,316,733
Series 2007F 5.50% 1/1/42	1,250,000	1,346,937
Series A 5.25% 1/1/29	4,415,000	4,784,138
Series A 5.50% 1/1/33	2,000,000	2,171,660
Series A 6.00% 1/1/38	6,285,000	7,218,071
Series C 5.00% 1/1/26	2,105,000	2,317,605
Series C 5.00% 1/1/38	1,000,000	1,053,570
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,014,200
Series G 5.00% 12/1/44	2,445,000	2,500,991
Series H 5.00% 12/1/36	3,405,000	3,491,147
Series H 5.00% 12/1/46	4,225,000	4,314,993
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,921,733
Raleigh, North Carolina
Series A 5.00% 9/1/22	5,000,000	5,738,650
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,714,513
		52,606,925
Pre-Refunded/Escrowed to Maturity Bonds – 6.32%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	934,181
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,340,048
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,746,225
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,041,475
6.50% 7/15/30-20§	1,175,000	1,296,765
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	975,249
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,715,000	1,899,277

18     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	750,000	$868,823
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,103,200
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,042,223
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,218,820
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,136,702
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,152,940
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,142,960
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,131,230
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	945,513
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,138,600
Illinois Finance Authority Revenue
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	22,044
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,080,136
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,890,158
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,542,727
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,740,000	1,925,658
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	309,792
Unrefunded (Redevelopment Project)
6.875% 8/1/39-19§	215,000	233,703
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,980,357
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,428,362
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39-18§	2,845,000	2,930,748

NQ-425 [11/17] 1/18 (364546)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	$1,907,152
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,074,940
New Jersey Health Care Facilities Financing Authority
Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	886,445
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,086,470
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	4,000,000	4,193,240
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,121,330
5.125% 7/1/31-19§	1,000,000	1,055,560
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	800,000	878,840
Series A 144A 6.375% 9/1/40-20#§	500,000	561,910
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	850,000	910,877
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,434,745
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,261,340
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,830,025
7.125% 11/1/43-23§	2,500,000	3,221,875
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,107,490
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,150,820

20     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	$1,718,280
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,341,263
		78,200,518
Resource Recovery Revenue Bonds – 0.92%
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,920,267
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,514,825
Mission, Texas Economic Development Corporation
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,005,890
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,250,000	1,894,393
		11,335,375
Special Tax Revenue Bonds – 7.38%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Refunding Project)
144A 5.00% 5/1/32 #	2,500,000	2,760,350
144A 5.00% 5/1/42 #	2,000,000	2,142,500
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,774,145
Babcock Ranch, Florida Community Independent Special
District
5.00% 11/1/31	615,000	630,307
5.25% 11/1/46	500,000	507,730
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,012,260
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,023,300
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,031,610
144A 5.40% 3/1/45 #	2,000,000	2,061,420
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,029,800

NQ-425 [11/17] 1/18 (364546)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,250,000	$5,270,423
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,740,987
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 ‡	1,000,000	350,000
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	5,000,000	5,168,000
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,087,400
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,733,694
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,302,880
Memphis-Shelby County Industrial Development Board,
Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	682,539
Series A 5.625% 1/1/46	750,000	782,970
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,304,938
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,032,940
Series A 5.50% 8/1/35	1,300,000	1,338,324
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,637,400
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,084,207
5.90% 3/1/30	2,000,000	2,069,700
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,900,000	5,260,640
Series AA 5.25% 6/15/41	1,000,000	1,092,120
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,560
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,064,420

22     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	$1,090,680
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,635,000	3,054,940
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,052,540
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	1,750,000
Series A 5.75% 12/1/45	2,500,000	1,750,000
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	5,923,669
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,094,110
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,000
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,596,461
Series 2016 5.00% 12/1/36	810,000	825,301
Series 2016 5.00% 12/1/46	2,100,000	2,123,436
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,030
Series A 5.50% 11/1/27	500,000	499,985
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,030,000	1,036,551
Series A 144A 5.25% 9/1/45 #	3,000,000	3,010,740
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,219,548
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	5,000,000	5,048,700
		91,256,255

NQ-425 [11/17] 1/18 (364546)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 3.08%
California State
5.00% 8/1/46	2,000,000	$2,339,500
(Bid Group C) Series B 5.00% 8/1/27	5,000,000	6,106,900
(Various Purposes) 5.00% 11/1/47	2,000,000	2,376,460
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,435,150
Illinois State
5.00% 5/1/36	1,710,000	1,778,297
5.00% 2/1/39	2,980,000	3,081,856
Series A 5.00% 4/1/38	2,805,000	2,894,704
Series D 5.00% 11/1/28	11,000,000	11,892,210
New York State
Series A 5.25% 2/15/24	2,000,000	2,223,280
		38,128,357
Transportation Revenue Bonds – 7.76%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,700,916
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,640,415
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,854,000
Series A 6.00% 1/15/49	7,690,000	9,149,331
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,937,069
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,092,860
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,348,750
Series A 6.00% 7/1/53	1,290,000	1,454,797
Long Beach, California Harbor Revenue
Series A 5.00% 5/15/40 (AMT)	2,660,000	3,090,042
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,108,630
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,687,900
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,490,384
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,813,650
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	3,850,000	4,472,121

24     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A1 5.00% 12/1/47	2,635,000	$3,018,472
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,188,020
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,120,540
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	1,947,689
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,199,333
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,194,571
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,721,627
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,169,167
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/45 (AMT)	1,270,000	1,402,956
5.00% 12/31/50 (AMT)	1,910,000	2,102,910
5.00% 12/31/55 (AMT)	1,840,000	2,019,069
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,876,890
7.50% 6/30/33	500,000	568,875
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,244,985
6.875% 12/31/39	4,055,000	4,463,460
7.00% 12/31/38 (AMT)	1,335,000	1,595,979
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,296,925
		95,972,333
Water & Sewer Revenue Bonds – 3.24%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	489,065
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	209,792
5.00% 11/1/27	150,000	173,676
5.00% 11/1/28	30,000	34,558

NQ-425 [11/17] 1/18 (364546)     25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/29	1,470,000	$1,682,224
5.00% 11/1/30	1,000,000	1,140,200
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,169,160
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,833,350
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,663,380
Series D 7.00% 10/1/51	5,000,000	6,133,950
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,578,621
		40,107,976
Total Municipal Bonds (cost $1,149,913,625)		1,224,529,844

Short-Term Investments – 0.53%
Variable Rate Demand Notes – 0.53%¤
Minneapolis – St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
0.90% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	800,000	800,000
(Allina Health System) Series B-2
0.90% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	850,000	850,000
(Children’s Hospitals & Clinics) Series A-II
0.90% 8/15/37 (AGM) (SPA - US Bank N.A.)	2,800,000	2,800,000
(Children’s Hospitals & Clinics) Series B
0.89% 8/15/25 (AGM)	600,000	600,000
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University Multi-Modal Revenue)
Series B
0.89% 5/1/30 (LOC - TD Bank N.A.)	1,000,000	1,000,000
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue (Children’s Hospital of
Philadelphia) Series A
0.90% 2/15/21 (SPA - Wells Fargo Bank N.A.)	500,000	500,000
Total Short-Term Investments (cost $6,550,000)		6,550,000

Total Value of Securities – 99.53%
(cost $1,156,463,625)		1,231,079,844

Receivables and Other Assets Net of Liabilities – 0.47%		5,756,875
Net Assets Applicable to 111,367,702 Shares Outstanding – 100.00%		$1,236,836,719

26     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $223,881,623, which represents 18.10% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

NQ-425 [11/17] 1/18 (364546)     27

Notes
Delaware National High-Yield Municipal Bond Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

28     NQ-425 [11/17] 1/18 (364546)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$1,224,529,844
Short-Term Investments	6,550,000
Total Value of Securities	$1,231,079,844

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-425 [11/17] 1/18 (364546)     29

Schedule of investments
Delaware Tax-Free California Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.12%
Corporate Revenue Bonds – 5.53%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,063,840
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-1 5.00% 6/1/29	1,000,000	1,168,630
(Capital Appreciation Asset - Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	209,692
Unrefunded (Asset-Backed Senior Notes) 5.75% 6/1/47	2,345,000	2,362,588
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	709,830
		5,514,580
Education Revenue Bonds – 19.37%
California Educational Facilities Authority
(Chapman University) Series B 4.00% 4/1/47	1,000,000	1,058,230
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,136,320
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	1,165,350
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,103,090
(Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	500,000	495,190
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	507,820
(Palmdale Aerospace Academy Project) Series A 144A
5.00% 7/1/46 #	500,000	515,450
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,291,027
California Public Finance Authority University Housing
Revenue
(NCCD - Claremont Properties LLC - Claremont
Colleges Project) Series A 144A 5.00% 7/1/32 #	500,000	550,785
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	772,500
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	497,900
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	254,077
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,092,230
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	512,595
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,124,660
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,097,800

NQ-329 [11/17] 1/18 (364469)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	$624,571
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,172,710
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	899,488
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	876,008
(Culinary Institute of America Project) Series B 5.00%
7/1/46	425,000	472,528
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	47,171
5.375% 5/15/38	1,000,000	1,087,820
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 5.875% 8/1/28 Ω	1,000,000	966,420
		19,321,740
Electric Revenue Bonds – 1.74%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25	800,000	885,248
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	269,245
Series C 5.00% 11/1/36	500,000	585,565
		1,740,058
Healthcare Revenue Bonds – 19.58%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	947,639
(Sharp HealthCare)
Series A 5.00% 8/1/28	250,000	279,077
Series B 6.25% 8/1/39	1,000,000	1,081,740
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series E 5.625% 7/1/25	1,000,000	1,067,850
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,064,190
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	543,730
Series A 5.00% 8/15/47	500,000	570,025
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	1,056,466

2     NQ-329 [11/17] 1/18 (364469)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	$1,180,860
Series A 5.00% 11/15/56	1,000,000	1,149,540
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,069,380
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,124,750
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	841,215
Series A 5.00% 2/1/47	250,000	280,445
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	558,345
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	546,960
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,153,640
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	662,754
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	725,000	790,627
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	745,050
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,114,830
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	792,833
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	915,027
		19,536,973
Housing Revenue Bonds – 4.22%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,288,326
Series A 5.50% 8/15/47	750,000	822,607
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,098,260
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,001,020
		4,210,213
Lease Revenue Bonds – 13.43%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,106,970

NQ-329 [11/17] 1/18 (364469)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	$1,131,810
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,205,020
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	629,221
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,506,522
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,115,780
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,130,720
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,151,360
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	584,490
Series A 5.00% 11/1/30	475,000	548,297
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,085,970
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,133,580
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,074,900
		13,404,640
Local General Obligation Bonds – 2.93%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	814,940
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,065,130
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,040,810
		2,920,880
Pre-Refunded Bonds – 5.49%
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39-19 §	855,000	914,790

4     NQ-329 [11/17] 1/18 (364469)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	960,000	$1,063,152
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	309,792
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	215,000	233,703
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	909,104
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	919,464
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,123,990
		5,473,995
Resource Recovery Revenue Bond – 1.07%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,071,310
		1,071,310
Special Tax Revenue Bonds – 1.12%
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	571,230
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	543,740
		1,114,970
State General Obligation Bonds – 10.40%
California
(Various Purpose)
5.00% 9/1/26	500,000	612,100
5.00% 8/1/27	2,000,000	2,442,760
5.00% 8/1/46	1,000,000	1,169,750
5.00% 11/1/47	1,000,000	1,188,230
5.25% 3/1/30	1,000,000	1,077,270
5.25% 4/1/35	1,000,000	1,139,330
5.25% 11/1/40	1,000,000	1,099,400
6.00% 3/1/33	1,000,000	1,099,270

NQ-329 [11/17] 1/18 (364469)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California
(Various Purpose)
6.00% 4/1/38	515,000	$545,138
		10,373,248
Transportation Revenue Bonds – 9.80%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	568,700
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	550,850
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,143,330
Subordinate Series B 5.00% 5/15/33	1,000,000	1,077,760
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	561,335
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	574,290
San Diego Association of Governments South Bay
Expressway Revenue
(1st Senior Lien) Series A 5.00% 7/1/42	1,000,000	1,178,120
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	440,419
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,524
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00%
5/1/46 (AMT)	1,000,000	1,147,630
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,665,300
		9,781,258
Water & Sewer Revenue Bonds – 3.44%
California Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00%
12/1/28	75,000	80,055
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,136,600
San Francisco City & County Public Utilities Commission
Water Revenue
Subordinate Series A 4.00% 11/1/39	1,000,000	1,072,790

6     NQ-329 [11/17] 1/18 (364469)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco City & County Public Utilities Commission
Water Revenue
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	$1,139,480
		3,428,925
Total Municipal Bonds (cost $92,143,050)		97,892,790

Short-Term Investment – 1.00%
Variable Rate Demand Note – 1.00%¤
Los Angeles, California Department of Water & Power
System Revenue
Subordinate Series B-3
0.81% 7/1/34 (SPA - Barclays Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $1,000,000)		1,000,000

Total Value of Securities – 99.12%
(cost $93,143,050)		98,892,790
Receivables and Other Assets Net of Liabilities – 0.88%		880,119
Net Assets Applicable to 8,213,314 Shares Outstanding – 100.00%		$99,772,909

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $7,639,224, which represents 7.66% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

NQ-329 [11/17] 1/18 (364469)     7

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guaranty Corporation
SPA – Stand-by Purchase Agreement

See accompanying notes.

8     NQ-329 [11/17] 1/18 (364469)

Notes
Delaware Tax-Free California Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-329 [11/17] 1/18 (364469)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$97,892,790
Short-Term Investments	1,000,000
Total Value of Securities	$98,892,790

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-329 [11/17] 1/18 (364469)

Schedule of investments
Delaware Tax-Free Idaho Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.10%
Corporate Revenue Bonds – 3.09%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,239,963
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,720
		3,247,683
Education Revenue Bonds – 11.76%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,285,463
Series A 5.00% 4/1/42	1,350,000	1,476,468
Series A 5.00% 4/1/47	500,000	581,240
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,330,807
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,081,180
Series A 144A 5.00% 12/1/46 #	1,000,000	1,060,800
(North Star Charter School Capital Appreciation Bond)
Series B 144A 4.88% 7/1/49 #^	2,888,155	330,982
(North Star Charter School) Series A 6.75% 7/1/48	529,151	548,735
(Victory Charter School, Inc. Project) Series B 5.00%
7/1/39	1,000,000	1,077,980
University of Idaho
General Series 2011 5.25% 4/1/41 ●	1,795,000	1,971,377
General Series B 5.00% 4/1/28	1,000,000	1,067,320
General Series B 5.00% 4/1/32	500,000	530,960
		12,343,312
Electric Revenue Bond – 2.14%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,241,220
		2,241,220
Healthcare Revenue Bonds – 15.74%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,527,167
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,604,685
Series A 6.75% 11/1/37	1,250,000	1,305,637
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,663,475
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,474,651
Series D 5.00% 12/1/32	2,500,000	2,812,625
Series D 5.00% 12/1/46	750,000	851,213

NQ-360 [11/17] 1/18 (364506)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	$1,048,486
Series A 5.25% 11/15/47	1,130,000	1,163,505
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,020,000	1,072,071
		16,523,515
Housing Revenue Bonds – 1.47%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	895,000	921,134
Series C Class II 4.95% 7/1/31	605,000	621,038
		1,542,172
Lease Revenue Bonds – 11.12%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	990,913
5.00% 12/15/31	750,000	861,487
5.00% 12/15/32	750,000	858,307
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00%
7/15/27	1,500,000	1,828,695
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,551,881
Series A 7.00% 2/1/36	1,500,000	1,685,220
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,393,600
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	512,976
Series A 4.50% 9/1/26	485,000	543,176
Series A 4.50% 9/1/27	505,000	561,550
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	882,080
		11,669,885
Local General Obligation Bonds – 30.41%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	1,214,596
5.00% 8/1/34	1,500,000	1,797,060
5.00% 8/1/35	1,160,000	1,379,298
5.00% 8/1/36	500,000	593,185

2     NQ-360 [11/17] 1/18 (364506)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	$1,605,735
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement) 5.00% 9/15/35	1,100,000	1,300,475
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,725,630
Series A 5.00% 9/15/31	870,000	990,956
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,517,636
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,743,216
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,829,113
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,139,520
Series B 5.00% 9/15/24	1,480,000	1,683,589
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	576,672
Series A 4.00% 9/15/37	1,000,000	1,074,570
Series A 5.00% 9/15/33	1,125,000	1,242,315
Series C 5.00% 9/15/42	500,000	589,305
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	592,871
Series B 4.00% 9/15/25	650,000	709,904
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,782,780
Series B 5.00% 8/15/25	1,080,000	1,304,910
Series B 5.00% 8/15/26	710,000	869,715
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement)
Series B 5.00% 9/15/36	1,500,000	1,769,340
Series B 5.00% 9/15/37	1,510,000	1,777,089
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,120,940
		31,930,420

NQ-360 [11/17] 1/18 (364506)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 5.04%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	$1,044,920
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,024,520
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	890,000	928,644
Series A 5.25% 9/15/26-19 §	570,000	596,550
Series A 5.25% 9/15/26-19 §	500,000	523,290
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,110,000	1,161,926
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	15,956
		5,295,806
Special Tax Revenue Bonds – 13.38%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	574,294
Series A 5.25% 1/1/36	705,000	754,308
Series B-1 5.00% 1/1/42	1,425,000	1,494,925
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,927,489
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,552,020
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,049,050
5.90% 3/1/30	3,000,000	3,104,550
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,590,240
		14,046,876
Transportation Revenue Bonds – 4.21%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,064,910
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,101,500
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,258,109
		4,424,519

4     NQ-360 [11/17] 1/18 (364506)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.74%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	$413,334
5.00% 1/1/46	335,000	367,904
		781,238
Total Municipal Bonds (cost $100,338,737)		104,046,646

Total Value of Securities – 99.10%
(cost $100,338,737)		104,046,646
Receivables and Other Assets Net of Liabilities – 0.90%		949,168
Net Assets Applicable to 9,260,116 Shares Outstanding – 100.00%		$104,995,814

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $2,440,832, which represents 2.32% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Nov. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

See accompanying notes.

NQ-360 [11/17] 1/18 (364506)     5

Notes
Delaware Tax-Free Idaho Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-360 [11/17] 1/18 (364506)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities:	Level 2
Assets:
Municipal Bonds	$104,046,646

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-360 [11/17] 1/18 (364506)     7

Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.49%
Corporate Revenue Bonds – 6.87%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	1,055,000	$1,032,560
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.75% 10/1/36 (AMT)	350,000	349,804
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	514,350
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant
Park Project)
Class 2 5.625% 7/15/47	500,000	539,700
Class 3 6.375% 7/15/49	865,000	919,755
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,060,562
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	764,491
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	1,005,147
		6,186,369
Education Revenue Bonds – 22.39%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	221,605
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	596,022
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	514,245
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	530,635
Series A 5.50% 4/1/43	500,000	518,855
(Manhattan College Project) 5.00% 8/1/47	500,000	573,355
(Metropolitan College of New York Project) 5.50%
11/1/44	1,100,000	1,146,706
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	834,540
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	222,994
Series A-1 5.00% 7/1/46	300,000	332,610

NQ-401 [11/17] 1/18 (364672)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	$577,725
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	431,748
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31	500,000	544,880
5.50% 10/1/41	500,000	534,560
Series A 5.00% 10/1/22	340,000	382,680
Series A 5.00% 10/1/23	470,000	536,594
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	349,128
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,035,240
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	545,450
New York State Dormitory Authority
Unrefunded 5.125% 7/1/39	20,000	21,037
(Barnard College) Series A 5.00% 7/1/35	400,000	463,824
(Brooklyn Law School) 5.75% 7/1/33	340,000	360,376
(Cornell University) Series A 5.00% 7/1/34	170,000	179,307
(Fordham University) 5.00% 7/1/44	650,000	731,991
(Marymount Manhattan College) 5.00% 7/1/24	350,000	365,193
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,113,470
(Rockefeller University) Series A 5.00% 7/1/27	250,000	263,325
(Skidmore College) Series A 5.00% 7/1/21	325,000	360,968
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,098,660
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	526,795
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,042,010
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	855,307
5.00% 7/1/41	1,000,000	1,166,510
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	552,250
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	624,768
		20,155,363

2     NQ-401 [11/17] 1/18 (364672)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.86%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	$836,543
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	552,445
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,184,060
		2,573,048
Healthcare Revenue Bonds – 15.45%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	281,363
Dutchess County Local Development
(Health Quest System Project)
Series A 5.00% 7/1/34	350,000	393,481
Series A 5.00% 7/1/44	1,000,000	1,111,580
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	485,000	476,478
Guilderland Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	500,000	495,605
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	459,614
5.00% 12/1/46	540,000	604,319
Series A 5.00% 12/1/27	330,000	367,739
Series A 5.00% 12/1/28	655,000	727,548
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	653,685
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/29	375,000	422,543
5.00% 7/1/33	725,000	802,713
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	537,450
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	681,726
Subordinate Series A2 5.00% 7/1/26	500,000	510,590
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	652,050
(New York University Hospital Center) Series A 4.00%
7/1/40	465,000	487,027

NQ-401 [11/17] 1/18 (364672)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	$551,625
144A 5.00% 12/1/45 #	700,000	753,844
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	406,696
Saratoga County Capital Resource Revenue
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	572,225
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	781,867
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	472,630
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	708,123
		13,912,521
Lease Revenue Bonds – 8.14%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	405,000	454,608
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	786,808
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,227,634
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,616,670
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	555,450
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	1,500,000	1,613,715
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	551,205
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	525,290
		7,331,380
Local General Obligation Bonds – 2.98%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,146,460
Series B 5.00% 8/1/27	500,000	566,865
Series E 5.00% 8/1/28	125,000	135,470
Subordinate Series A-1 5.00% 10/1/27	500,000	569,395

4     NQ-401 [11/17] 1/18 (364672)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	5,000	$5,013
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	199,515
New York State Dormitory Authority
(School District Financing Program)
Series A 5.00% 10/1/23	25,000	27,983
Series A 5.00% 10/1/25 (AGM)	30,000	32,589
		2,683,290
Pre-Refunded Bonds – 10.52%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	549,225
6.375% 7/15/43-20 §	500,000	550,520
6.50% 7/15/30-20 §	500,000	551,815
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	595,000	670,458
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39-19 §	350,000	369,292
Series B 5.75% 4/1/33-19 §	250,000	263,780
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32-22 §	500,000	576,430
Series C 6.50% 11/15/28-18 §	150,000	157,347
Series C 2016 6.50% 11/15/28-18 §	5,000	5,245
Series D 5.25% 11/15/27-20 §	500,000	552,330
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	325,568
New York City Municipal Finance Authority Water & Sewer
System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	76,799
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	209,342
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	338,550
New York State Dormitory Authority
(School District Financing Program)
Series A 5.00% 10/1/23-21 §	475,000	532,237
Series A 5.00% 10/1/25-20 (AGM) §	470,000	513,954
New York State Dormitory Authority Revenue Non-State
Supported Debt
(North Shore Long Island Jewish Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	553,880
Series A 5.50% 5/1/37-19 §	500,000	527,545

NQ-401 [11/17] 1/18 (364672)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(North Shore Long Island Jewish Obligated Group)
(Teachers College) 5.50% 3/1/39-19 §	250,000	$262,155
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	426,105
5.00% 7/1/42-22 §	750,000	857,423
5.125% 7/1/31-19 §	500,000	527,780
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	77,979
		9,475,759
Special Tax Revenue Bonds – 17.40%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	501,701
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	260,925
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	256,786
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,118,310
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,150,030
(Future Tax Secured)
Fiscal 2011 Series D-1 5.00% 2/1/26	250,000	274,610
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	855,473
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	848,513
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,138,990
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	786,573
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,755,285
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,063,100
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,161,690
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	341,279
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	215,814
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,149,620
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	549,725

6     NQ-401 [11/17] 1/18 (364672)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(General Purpose)
Series E 5.00% 3/15/32	1,000,000	$1,177,280
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	1,000,000	1,065,250
		15,670,954
State General Obligation Bond – 0.56%
New York State
Series A 5.00% 3/1/38	500,000	504,645
		504,645
Transportation Revenue Bonds – 8.35%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	500,676
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	566,280
Unrefunded Series C 6.50% 11/15/28	45,000	47,252
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	751,905
Series I 5.00% 1/1/32	700,000	778,295
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,161,050
Port Authority of New York & New Jersey
Series 153 5.00% 7/15/35	250,000	255,727
Series 186 5.00% 10/15/22 (AMT)	750,000	854,520
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	777,469
Series 8 6.50% 12/1/28	550,000	578,573
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	82,785
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,165,240
		7,519,772
Water & Sewer Revenue Bonds – 2.97%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	127,985
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	264,643
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	562,210
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,161,470

NQ-401 [11/17] 1/18 (364672)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	$554,670
		2,670,978
Total Municipal Bonds (cost $85,078,431)		88,684,079

Short-Term Investment – 0.78%
Variable Rate Demand Note – 0.78%¤
Triborough Bridge & Tunnel Authority (MTA Bridges and
Tunnels) Subordinate Series B-2
0.90% 1/1/32 (LOC-Wells Fargo Bank N.A.)	700,000	700,000
Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 99.27%
(cost $85,778,431)		89,384,079
Receivables and Other Assets Net of Liabilities – 0.73%		653,882
Net Assets Applicable to 7,846,631 Shares Outstanding – 100.00%		$90,037,961

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $5,026,556, which represents 5.58% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes.

8     NQ-401 [11/17] 1/18 (364672)

Notes
Delaware Tax-Free New York Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-401 [11/17] 1/18 (364672)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities:	Level 2
Assets:
Municipal Bonds	$88,684,079
Short-Term Investments	700,000
Total Value of Securities	$89,384,079

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: